UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DW Investment Management, LP
Address: 590 Madison Avenue
         9th Floor
         New York, New York  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Warren
Title:     Chief Executive Officer
Phone:     212.751.6160

Signature, Place, and Date of Signing:

     /S/ David Warren     New York, New York     November 29, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.





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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     8

Form13F Information Table Value Total:     $57,180 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIS CHALMERS ENERGY INC      COM PAR $.01NW   019645506     1728   416301 SH       SOLE                   416301
AMBAC FINL GROUP INC           UNIT 99/99/9999  023139702     1206   146200 SH       SOLE                   146200
DEX ONE CORP                   COM              25212W100    12689   990576 SH       SOLE                   990576
ENERGY XXI (BERMUDA) LTD       USD UNRS SHS     G10082140    29025  1250000 SH       SOLE                  1250000
ITT EDUCATIONAL SERVICES INC   COM              45068B109      524     8000 SH       SOLE                     8000
MCCLATCHY CO                   CL A             579489105     4395  1121200 SH       SOLE                  1121200
PILGRIMS PRIDE CORP NEW        COM              72147K108     5905  1073699 SH       SOLE                  1073699
TEMPLE INLAND INC              COM              879868107     1708    91300 SH       SOLE                    91300